FEDERATED INVESTMENT SERIES FUNDS, INC.

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 31, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED INVESTMENT SERIES FUNDS, INC. (the "Registrant")
             Federated Bond Fund (the "Fund")
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class F Shares
                   Institutional Shares
           1933 Act File No. 33-48847
           1940 Act File No. 811-07021


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated January 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 32 on January 28, 2008.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                   Very truly yours,



                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary